Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	140.23
Maximum Aggregate Offering Price	$ 42,069,000
Fee Rate | Rate	0.0087%
Amount of Registration Fee	$ 3,660
Offering Note
(1)    Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and based on the average of the high and low prices of the Company's common stock as reported on the New York Stock Exchange on October 28, 2026.

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement also covers any additional securities to be offered or issued in connection with a stock split, stock dividend or similar transaction.